BORROWINGS - Corporate Borrowings (Details) $ in Millions, $ in Millions	Jun. 30, 2025 USD ($)	Jun. 05, 2025 USD ($)	May 16, 2025	Mar. 16, 2025 CAD ($)	Dec. 31, 2024 USD ($)	May 31, 2024 USD ($)
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 113				$ 300
Corporate revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	1.30%
Commercial paper
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 1,145				850
Commercial paper | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	4.90%
Medium-term notes, maturing november 14, 2027
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 331				313
Medium-term notes, maturing november 14, 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	5.60%
Medium-term notes, maturing september 11, 2028
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 515				487
Medium-term notes, maturing september 11, 2028 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	4.20%
Medium-term notes, maturing october 9, 2029
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 515				487
Medium-term notes, maturing october 9, 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	3.40%
Medium-term notes, maturing july 27, 2030
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 367				348
Medium-term notes, maturing july 27, 2030 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	5.70%
Medium-term notes, maturing september 1, 2032
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 367				348
Medium-term notes, maturing september 1, 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	2.90%
Medium-term notes, maturing february 14, 2033
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 184				174
Medium-term notes, maturing february 14, 2033 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	6.00%
Medium-term notes, maturing april 25, 2034
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 294				278
Medium-term notes, maturing april 25, 2034 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	5.40%
Medium-term notes, maturing april 25, 2052
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 147				139
Medium-term notes, maturing april 25, 2052 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	5.80%
Medium-term notes, maturing july 27, 2053
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 147				139
Medium-term notes, maturing july 27, 2053 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	6.00%
Subordinated notes, maturing march 15, 2055
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 300				300
Subordinated notes, maturing march 15, 2055 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	6.80%
Subordinated notes, maturing september 1, 2055
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 184			$ 250	0
Subordinated notes, maturing september 1, 2055 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	5.60%		5.60%
Subordinated notes, maturing may 24, 2081
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 250				250
Subordinated notes, maturing may 24, 2081 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	5.00%
Subordinated notes, maturing may 31, 2084
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 158	$ 158			158	$ 158
Subordinated notes, maturing may 31, 2084 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate		7.30%				7.30%
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	4,988				4,542
Corporate borrowings, outstanding principal	5,017				4,571
Corporate borrowings, deferred financing costs and other	$ (29)				$ (29)